EQUITY TRANSACTIONS (Narrative) (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 09, 2024 shares	Mar. 27, 2024 shares	Jan. 05, 2024 $ / shares shares	Dec. 23, 2022	Aug. 19, 2022 $ / shares shares	Jun. 27, 2022 $ / shares shares	May 31, 2022 shares	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares	Jan. 07, 2025 $ / shares shares	Nov. 06, 2024 USD ($) $ / shares shares
EQUITY TRANSACTIONS
authorized share capital (in shares)								2,000,000,000
Number of shares issued during period					1,556,667	1,120,000
Issuance of ordinary shares from exercise of share options, shares								0	0	0
Share-based compensation, shares								40,318,000	47,419,000	22,029,560
Shares issued for asset acquisition	369,031,800
Class of warrants to purchase shares						480,000
Combined purchase price of each ADS and accompanying Warrants | $ / shares						$ 10
Combined purchase price of each Pre-Funded Warrant and accompanying Warrants | $ / shares						9.9
Warrants exercise price | $ / shares					$ 6	$ 0.1
Warrant convertible into common stock ratio				1.00%
Subsequent Event
EQUITY TRANSACTIONS
authorized share capital (in shares)											8,800,000,000
Authorized share capital, ordinary shares											8,800,000,000
Ordinary shares, par value per share | $ / shares											$ 0.00005
Preference shares, par value | $ / shares											$ 0.00005
ADS
EQUITY TRANSACTIONS
Issuance of ordinary shares from exercise of Series B warrants, shares			5,000
Shares issued per share | $ / shares			$ 6
Series A Warrants
EQUITY TRANSACTIONS
Warrants exercise price | $ / shares					$ 6.6
Series A Warrants | Maximum
EQUITY TRANSACTIONS
Warrants to purchase					1,556,667
Series B Warrants
EQUITY TRANSACTIONS
Warrants exercise price | $ / shares					$ 6
Series B Warrants | Maximum
EQUITY TRANSACTIONS
Warrants to purchase					1,556,667
Series A Warrants
EQUITY TRANSACTIONS
Class of warrants to purchase shares						1,600,000
Warrants exercise price | $ / shares						$ 11
Series B Warrants
EQUITY TRANSACTIONS
Class of warrants to purchase shares						1,600,000
Warrants exercise price | $ / shares						$ 10
Class A ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares								1,599,935,000	1,599,935,000
Ordinary shares, par value per share | $ / shares								$ 0.00005	$ 0.00005
Number of votes per share | Vote								1
Private placement, ordinary shares issued										315,666,650
Number of shares issued during period		2,291,280						72,026,600
Issuance of ordinary shares from exercise of share options, shares								10,000
Share-based compensation, shares								40,318,000	47,419,000	22,029,560
Shares issued for asset acquisition							16,038,930	369,031,800		16,038,930
Issuance of ordinary shares from exercise of Series B warrants, shares			500,000					500,000
Issuance of ordinary shares as incentive shares, shares		2,291,280						2,291,280
Number of shares per American Depositary Share												100
Ordinary shares, issued								1,595,399,890	1,111,232,210
Ordinary shares, outstanding								1,595,399,890	1,111,232,210
Class A ordinary shares | Subsequent Event
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares											8,399,935,000
Preference shares, shares authorized											65,000
Class A ordinary shares | Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares								1,599,935,000
Class B ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares								400,000,000	400,000,000
Ordinary shares, par value per share | $ / shares								$ 0.00005	$ 0.00005
Number of votes per share | Vote								10
Ordinary shares, issued								99	99
Ordinary shares, outstanding								99	99
Class B ordinary shares | Subsequent Event
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares											400,000,000
Class A preference shares
EQUITY TRANSACTIONS
Preference shares, par value | $ / shares								$ 0.00005	$ 0.00005
Preference shares, shares authorized								65,000	65,000
Class A preference shares | Subsequent Event
EQUITY TRANSACTIONS
Preference shares, shares authorized											65,000
ADS
EQUITY TRANSACTIONS
Ordinary shares, par value per share | $ / shares												$ 0.00005
Number of shares issued during period								720,266
Aggregate offering price | $												$ 9,600